SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at December 31, 2022	$ 348	$ 92	$ 92
AlterG acquisition		$ 535
Provision	606		200
Usage	(530)		(479)
Balance at September 30, 2024	$ 424		$ 348